Estimated Amortization expense (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 201
2022	201
2023	197
2024	133
2025	44
Total	$ 776